Taxation (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance and reserves	$ 2,344,940	$ 3,973,199
Accrued expenses	969,498	738,298
Revenue recognition difference	145,504	162,322
Advertising expenses	650,244	1,765,847
Net operating losses	29,490,696	31,156,628
Deferred Tax Assets, Gross, Total	33,600,882	37,796,294
Less: valuation allowance	(33,012,389)	(36,720,140)
Deferred Tax Assets, Net of Valuation Allowance, Total	588,493	1,076,154
Deferred tax liabilities:
Unrealized gain on available-for-sale securities	(18,017,610)	(44,449,212)
Deferred Tax Liabilities, Net	(18,017,610)	(44,449,212)
Deferred Tax Assets, Net, Total	(17,429,117)	(43,373,058)
Deferred tax assets were analyzed as:
Current	588,493	1,076,154
Deferred tax liabilities were analyzed as:
Non-current	(18,017,610)	(44,449,212)
Deferred Tax Liabilities, Net	(18,017,610)	(44,449,212)
Deferred Tax Assets, Net, Total	$ (17,429,117)	$ (43,373,058)